Fresh-Start Reporting - Determination of Goodwill (Details) - Successor $ in Thousands	Dec. 31, 2012 USD ($)
Fresh-Start Adjustment [Line Items]
Enterprise value of Reorganized Tribune Company	$ 5,194,426
Cash and cash equivalents	430,574
Fair value of liabilities (excluding debt)	3,048,280
Total reorganization value to be allocated to assets	8,673,280
Fair value assigned to tangible and identifiable intangible assets	(6,271,254)
Reorganization value allocated to goodwill	$ 2,402,026